NON-CONTROLLING INTEREST	12 Months Ended
Jun. 30, 2019
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	As of June 30, 2018
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥3,500,000	¥200,000	¥5,551,000	$838,544
Unappropriated retained earnings	3,152,687	3,491,859	(548,899)	(754,014)	5,341,633	806,918
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,638)
Total non-controlling interests	¥4,784,837	¥3,680,006	¥2,951,101	¥(554,014)	¥10,861,930	$1,640,824

	As of June 30, 2019
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,350,000	¥—	¥6,201,000	$903,040
Unappropriated retained earnings	3,477,493	3,616,002	(1,351,699)	(826,664)	4,915,132	715,783
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	(30,703)	(4,471)
Total non-controlling interests	¥5,109,643	¥3,804,149	¥2,998,301	¥(826,664)	¥11,085,429	$1,614,352